Debt, Cash and Cash Equivalents - Summary of Net Debt by Type Valuation of Redemption (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021	[1]	Dec. 31, 2020	[1]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt	€ 198	€ (56)
Total debt	19,203	20,250
Cash and cash equivalents	(6,899)	(10,098)	[1]	€ (9,722)		€ (13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(114)	(169)
Net debt	12,190	9,983
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	18,855	19,946
Other bank borrowings	188	184
Other borrowings	4	40
Bank credit balances	149	189
Interest rate and currency derivatives used to manage debt	61	(45)
Total debt	19,257	20,314
Cash and cash equivalents	(6,899)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	(114)	(169)
Net debt	12,244	10,047
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0
Net debt	16,133	17,176
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	(6,899)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	(114)	(169)
Net debt	(3,889)	(7,129)
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	16,064	17,118
Other bank borrowings	69	21
Other borrowings	0	37
Bank credit balances	0	0
Interest rate and currency derivatives used to manage debt	0	0
Total debt	16,133	17,176
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	2,791	2,828
Other bank borrowings	119	163
Other borrowings	4	3
Bank credit balances	149	189
Interest rate and currency derivatives used to manage debt	61	(45)
Total debt	€ 3,124	€ 3,138

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.